Schedule of Investments (unaudited) May 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19	$500	$504,205
5.00%, 09/01/20	500	521,310
Alabama Public School & College Authority RB
Series B, 5.00%, 01/01/20	2,175	2,219,783
Series B, 5.00%, 01/01/21	1,500	1,583,820
Series B, 5.00%, 01/01/22	795	867,218
Series B, 5.00%, 01/01/24	1,940	2,241,418
Auburn University RB, Series A, 5.00%, 06/01/41 (PR 06/01/21)	7,625	8,162,334

		16,100,088

Alaska — 0.1%
Borough of Matanuska-Susitna AK RB, 5.50%, 09/01/23 (PR 09/01/19) (AGC)	2,000	2,019,360

Arizona — 2.1%
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/20	1,740	1,807,338
Series A, 5.00%, 07/01/21	2,795	3,000,069
Series A, 5.00%, 07/01/22	1,450	1,605,991
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/19	2,125	2,143,445
Series A, 5.00%, 09/01/20	500	522,005
Series A, 5.00%, 09/01/21	1,105	1,191,654
Arizona Transportation Board RB
5.00%, 07/01/21	1,600	1,718,064
5.00%, 07/01/22	5,500	6,095,210
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,000	1,038,380
City of Phoenix AZ GO, 4.00%, 07/01/22	400	431,288
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/19	2,290	2,296,206
5.00%, 07/01/20	2,300	2,388,274
Series B, 5.00%, 07/01/19	850	852,303
Series B, 5.00%, 07/01/20	500	519,190
Series B, 5.00%, 07/01/22	495	548,252
Maricopa County Community College District GO
5.00%, 07/01/20	1,675	1,739,471
5.00%, 07/01/21	4,000	4,295,160
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/21	1,000	1,056,040
5.00%, 01/01/23	2,200	2,471,810
5.00%, 12/01/23 (Call 12/01/21)	5,565	6,051,771
Series A, 5.00%, 01/01/22	3,910	4,265,184
Series B, 5.00%, 12/01/19	1,350	1,374,057

		47,411,162

Arkansas — 0.4%
State of Arkansas GO
4.00%, 06/15/20	2,550	2,617,856
5.00%, 06/15/21	6,210	6,656,002

		9,273,858

California — 14.2%
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	4,150	669,520

Security	Par (000)	Value

California (continued)
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 04/01/20)(b)(c)	$3,000	$3,000,810
Series C, 2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,500	1,516,260
Series F-1, 5.00%, 04/01/23 (Call 04/01/22)	1,605	1,774,889
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	9,745	11,117,388
California Educational Facilities Authority RB, Series U-5, 5.00%, 05/01/21	1,125	1,206,956
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	750	814,913
5.00%, 10/01/22	700	785,785
California State Public Works Board RB
Series A, 5.00%, 04/01/22	300	330,168
Series E, 5.00%, 09/01/20	1,000	1,045,030
Series F, 5.00%, 05/01/20	1,000	1,033,110
Series F, 5.00%, 05/01/21	725	774,822
Series G, 5.00%, 01/01/20	1,000	1,021,180
Series G, 5.00%, 01/01/21	1,580	1,669,807
Series H, 5.00%, 12/01/19	1,500	1,528,155
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	1,500	1,529,910
Series I-1, 6.38%, 11/01/34 (PR 11/01/19)	4,000	4,083,840
California State University RB
Series A, 5.00%, 11/01/21	1,255	1,368,377
Series B-1, 3.00%, 11/01/47 (Put 11/01/19)(b)(c)	500	500,520
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	1,100	1,152,855
Series B-3, 4.00%, 11/01/51 (Put 11/01/23)(b)(c)	3,900	4,273,776
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	1,250	1,290,562
City of Long Beach CA Harbor Revenue RB, Series A, 5.00%, 12/15/20	1,500	1,587,600
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	540	565,753
City of Los Angeles CA Wastewater System Revenue RB, Series A, 5.00%, 06/01/19	710	710,000
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/22	1,455	1,638,650
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/21	1,300	1,398,800
El Camino Community College District GO, Series C, 0.00%, 08/01/20(a)	775	761,779
Foothill-De Anza Community College District GO, Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,110	2,281,248
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/19	500	503,035
Series A, 5.00%, 08/01/20	775	809,038
Series A, 5.00%, 08/01/22	845	944,389
Series A, 6.00%, 08/01/33 (PR 08/01/19)	645	649,805
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/19	320	320,928
Series A, 5.00%, 07/01/21	3,000	3,234,870
Los Angeles Department of Water & Power System Revenue RB
5.00%, 07/01/24	1,000	1,184,890
5.25%, 07/01/23 (Call 07/01/19)	500	501,485
Series A, 4.00%, 07/01/21	1,275	1,349,026
Series A, 5.00%, 07/01/19	2,110	2,116,140
Series A, 5.00%, 07/01/20	300	312,369
Series A, 5.00%, 07/01/21	1,000	1,078,500
Series B, 5.00%, 01/01/22 (Call 12/01/21)	500	546,440
Series B, 5.00%, 07/01/23	2,500	2,874,550

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Unified School District/CA GO
5.00%, 07/01/23	$1,000	$1,142,530
Series A, 5.00%, 07/01/19	1,000	1,002,870
Series A, 5.00%, 07/01/20	10,010	10,417,207
Series A, 5.00%, 07/01/21	3,460	3,722,718
Series A, 5.00%, 07/01/22	2,000	2,222,200
Series A, 5.00%, 07/01/23	6,045	6,906,594
Series A-2, 5.00%, 07/01/21	2,500	2,689,825
Series B, 5.00%, 07/01/21	500	537,965
Series B-1, 5.00%, 07/01/23	500	571,265
Series C, 5.00%, 07/01/19	1,300	1,303,731
Series C, 5.00%, 07/01/20	2,235	2,325,920
Series C, 5.00%, 07/01/21	475	511,067
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	720	749,844
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,082,020
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,000	1,113,340
Series C, 5.00%, 07/01/19	1,205	1,208,519
Riverside County Transportation Commission RB, Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,000	3,468,360
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	7,000	7,361,760
San Diego Public Facilities Financing Authority Sewer Revenue RB, Series A, 5.00%, 05/15/21	1,000	1,073,520
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	1,000	951,820
Series A, 5.00%, 07/01/21	2,000	2,156,580
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/24	1,000	1,180,660
Second Series A, 5.00%, 05/01/21	1,000	1,071,470
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, 2.13%, 10/01/48 (Put 10/01/23)(b)(c)	1,000	1,018,050
Southern California Public Power Authority RB
Series 1, 2.00%, 07/01/36 (Put 07/01/20)(b)(c)	1,000	1,002,440
Series A, 2.25%, 07/01/40 (Put 05/01/21)(b)(c)	1,000	1,009,010
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/20	3,660	3,786,929
Series L, 5.00%, 05/01/22 (Call 05/01/20)	1,860	1,924,151
Series N, 5.00%, 05/01/20	4,540	4,697,447
Series N, 5.00%, 05/01/21	475	509,324
Series O, 5.00%, 05/01/21	8,325	8,926,564
Series O, 5.00%, 05/01/22	2,725	3,020,908
State of California Department of Water Resources RB
Series AX, 5.00%, 12/01/21	875	957,180
Series AX, 5.00%, 12/01/22	400	452,120
State of California GO
3.00%, 12/01/32 (Put 12/01/19)(b)(c)	1,250	1,251,487
4.00%, 11/01/19	5,000	5,057,400
4.00%, 05/01/23	900	992,025
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	2,430	2,545,401
4.50%, 08/01/20	2,500	2,594,575
5.00%, 08/01/19	4,720	4,748,414
5.00%, 09/01/19	500	504,595
5.00%, 10/01/19	425	430,257
5.00%, 11/01/19	750	761,655

Security	Par (000)	Value

California (continued)
5.00%, 02/01/20	$4,100	$4,201,803
5.00%, 03/01/20	1,000	1,027,960
5.00%, 08/01/20	5,465	5,703,110
5.00%, 09/01/20	2,135	2,234,662
5.00%, 10/01/20	2,785	2,923,666
5.00%, 11/01/20	885	931,684
5.00%, 02/01/21	1,000	1,060,490
5.00%, 03/01/21 (Call 03/01/20)	1,300	1,335,555
5.00%, 04/01/21	2,000	2,133,000
5.00%, 08/01/21	5,000	5,400,100
5.00%, 09/01/21	8,395	9,092,204
5.00%, 10/01/21	300	325,821
5.00%, 11/01/21	1,235	1,345,026
5.00%, 02/01/22	2,900	3,183,678
5.00%, 04/01/22	3,000	3,311,370
5.00%, 05/01/22	2,500	2,766,950
5.00%, 08/01/22	5,345	5,963,096
5.00%, 09/01/22	2,100	2,348,997
5.00%, 10/01/22	1,500	1,682,265
5.00%, 11/01/22	2,300	2,586,212
5.00%, 04/01/23	3,500	3,980,795
5.00%, 08/01/23	6,160	7,076,670
5.00%, 09/01/23	5,620	6,472,385
5.00%, 09/01/23 (Call 09/01/22)	1,515	1,691,558
5.00%, 10/01/23	2,250	2,597,692
5.00%, 11/01/23	1,515	1,753,446
5.00%, 11/01/23 (Call 11/01/20)	3,315	3,488,739
5.00%, 03/01/24	2,715	3,171,772
5.00%, 04/01/24	4,750	5,562,535
5.25%, 09/01/22	665	749,116
5.25%, 02/01/23	1,715	1,956,043
Series A, 5.00%, 07/01/19 (ETM)	6,780	6,799,120
Series A, 5.00%, 07/01/20 (PR 07/01/19)	11,355	11,387,021
Series A, 5.25%, 07/01/21 (PR 07/01/19)	5,275	5,290,877
Series B, 5.00%, 09/01/19	2,000	2,018,380
Series B, 5.00%, 08/01/20	5,000	5,217,850
Series B, 5.00%, 09/01/20	1,830	1,915,424
Series B, 5.00%, 09/01/21	5,000	5,415,250
Series B, 5.00%, 08/01/22	5,020	5,600,513
Series B, 5.00%, 09/01/22	3,000	3,355,710
University of California RB
Series AF, 5.00%, 05/15/20	1,000	1,035,970
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	5,755	6,574,512
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	900	896,724
Series E, 5.00%, 05/15/21 (Call 05/15/20)	1,635	1,693,337

		325,078,733

Colorado — 0.3%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,000	2,260,740
City & County of Denver Co. GO, Series A, 5.00%, 08/01/19	1,000	1,005,760
Denver City & County School District No. 1 GO, Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	910	1,020,929
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	1,550	1,455,248
University of Colorado RB, 5.00%, 06/01/41 (PR 06/01/22)	420	464,016

		6,206,693

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority RB
Series A, 1.30%, 07/01/48 (Put 02/03/20)(b)(c)	$2,000	$1,997,760
Series A-1, 1.00%, 07/01/42 (Put 07/01/19)(b)(c)	850	849,711
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,700	1,880,183
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	2,000	2,075,880
Series B, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	2,000	2,075,880
Series C-2,
5.00%, 07/01/57 (Put 02/01/23)(b)(c)	3,500	3,932,705
State of Connecticut GO
5.00%, 08/01/19	1,000	1,005,650
5.00%, 05/15/22 (Call 05/15/21)	2,500	2,657,425
5.00%, 03/15/23	250	280,320
5.00%, 04/15/23	175	196,667
Series A, 5.00%, 04/15/20	2,000	2,059,120
Series A, 5.00%, 10/15/21	1,445	1,559,430
Series A, 5.00%, 04/15/22	545	596,028
Series A, 5.00%, 10/15/23	575	654,914
Series B, 5.00%, 04/15/20	500	514,780
Series B, 5.00%, 05/15/20	500	516,200
Series B, 5.00%, 05/15/21	3,185	3,386,706
Series B, 5.00%, 04/15/23	3,000	3,371,430
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,000	1,088,940
Series B, 5.25%, 06/01/19 (AMBAC)	500	500,000
Series C, 5.00%, 06/15/23	500	564,440
Series D, 5.00%, 10/01/22 (Call 10/01/20)	1,000	1,042,990
Series E, 4.00%, 10/15/19	1,000	1,009,240
Series E, 5.00%, 10/15/21	500	539,595
Series E, 5.00%, 10/15/22	3,000	3,327,750
Series F, 5.00%, 09/15/20	750	782,760
Series F, 5.00%, 11/15/20	1,300	1,364,116
Series G, 5.00%, 11/01/20	1,500	1,572,015
Series G, 5.00%, 11/01/21	1,000	1,080,650
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/22	625	693,600
Series A, 5.00%, 08/01/20	2,500	2,598,575
Series A, 5.00%, 09/01/21	2,445	2,630,551
Series A, 5.00%, 08/01/22	1,550	1,711,959
Series A, 5.00%, 10/01/23	1,680	1,915,284

		52,033,254

Delaware — 0.2%
Delaware Transportation Authority RB, 5.00%, 07/01/22	2,000	2,213,240
State of Delaware GO, 5.00%, 08/01/22	1,475	1,640,230

		3,853,470

District of Columbia — 0.6%
District of Columbia GO
Series A, 5.00%, 06/01/20	2,260	2,340,072
Series A, 5.00%, 06/01/21	675	722,567
Series A, 5.00%, 06/01/22	2,000	2,208,320
Series B, 5.00%, 06/01/22	2,000	2,208,320
Series B, 5.00%, 06/01/23	2,000	2,274,480
District of Columbia RB
5.00%, 12/01/23 (Call 12/01/22)	3,000	3,361,350
Series A, 5.00%, 12/01/19	1,625	1,654,120

		14,769,229

Florida — 2.8%
County of Miami-Dade FL Aviation Revenue RB
5.50%, 10/01/41 (PR 10/01/19)	10,000	10,131,900

Security	Par (000)	Value

Florida (continued)
5.50%, 10/01/41 (PR 10/01/20)	$5,000	$5,265,350
Series B, 5.50%, 10/01/36 (PR 10/01/19)	8,000	8,105,520
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	2,000	2,229,840
5.00%, 10/01/23	150	172,022
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/21	1,900	2,051,677
Series A, 5.25%, 10/01/19	235	237,862
Series A, 6.25%, 10/01/31 (PR 10/01/19)	4,350	4,417,903
Florida’s Turnpike Enterprise RB, 5.00%, 07/01/21	500	536,685
State of Florida GO
5.00%, 06/01/21	480	514,214
5.00%, 06/01/24 (Call 06/01/21)	1,170	1,252,473
Series A, 5.00%, 06/01/19	2,300	2,300,000
Series A, 5.00%, 06/01/20	2,000	2,071,460
Series A, 5.00%, 06/01/22	1,000	1,105,710
Series A, 5.00%, 06/01/23	3,650	4,158,555
Series C, 5.00%, 06/01/19	1,555	1,555,000
Series D, 5.00%, 06/01/22	1,000	1,105,710
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/19	4,000	4,010,800
Series A, 5.00%, 07/01/20	1,000	1,038,270
Series A, 5.00%, 07/01/21	2,500	2,682,875
Series A, 5.00%, 07/01/24	1,425	1,667,036
Series E, 5.00%, 07/01/19	5,000	5,013,500
Tampa Bay Water RB, Series B, 5.00%, 10/01/19 (ETM)	1,630	1,648,610

		63,272,972

Georgia — 3.8%
City of Atlanta Department of Aviation RB
Series A, 5.00%, 01/01/21	1,275	1,346,451
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,020,590
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 6.00%, 11/01/27 (PR 11/01/19)	3,515	3,580,379
Series A, 6.00%, 11/01/28 (PR 11/01/19)	3,000	3,055,800
Series A, 6.25%, 11/01/34 (PR 11/01/19)	3,000	3,058,860
Series A, 6.25%, 11/01/39 (PR 11/01/19)	4,610	4,700,448
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/19	580	580,000
Series A, 5.00%, 03/01/20 (GTD)	1,000	1,026,450
Series A, 5.00%, 03/01/21 (GTD)	1,470	1,561,228
Series B, 5.00%, 06/01/20	900	931,347
Series B, 5.00%, 06/01/21	500	535,130
Gwinnett County School District GO
5.00%, 08/01/20 (SAW)	4,110	4,281,757
5.00%, 08/01/21 (SAW)	7,000	7,538,370
5.00%, 02/01/22	800	875,392
5.00%, 08/01/22 (SAW)	2,250	2,500,560
Municipal Electric Authority of Georgia RB
Series A, 5.00%, 01/01/21	1,000	1,049,460
Series B, 5.00%, 01/01/20	2,860	2,912,252
State of Georgia GO
5.00%, 02/01/20	750	767,768
Series A, 5.00%, 07/01/23	2,500	2,854,200
Series A-1, 5.00%, 02/01/23	1,680	1,894,737
Series A-1, 5.00%, 02/01/24	4,795	5,566,995
Series C, 4.00%, 09/01/22	200	216,452
Series C, 4.00%, 10/01/22	1,000	1,084,270
Series C, 5.00%, 07/01/19	1,500	1,504,080

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series C, 5.00%, 10/01/20	$6,450	$6,756,246
Series C, 5.00%, 07/01/21	3,710	3,983,761
Series E, 5.00%, 12/01/22	5,930	6,655,002
Series E-2, 4.00%, 09/01/19	3,100	3,119,747
Series E-2, 5.00%, 09/01/20	2,500	2,611,300
Series I, 5.00%, 07/01/19	4,685	4,697,743
Series I, 5.00%, 07/01/20	4,000	4,154,360

		86,421,135

Hawaii — 1.3%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	11,705	12,957,552
Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,077,810
City & County of Honolulu HI GO, Series B, 5.25%, 07/01/19 (AGM)	1,135	1,138,303
State of Hawaii GO
5.00%, 11/01/23 (Call 11/01/22)	1,250	1,397,112
5.00%, 01/01/24	1,855	2,144,992
Series DZ, 5.00%, 12/01/19 (ETM)	590	600,048
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,240	1,346,392
Series DZ-2017, 5.00%, 12/01/19	530	539,471
Series DZ-2017, 5.00%, 12/01/19 (ETM)	20	20,351
Series EF, 5.00%, 11/01/19	2,000	2,029,680
Series EH, 5.00%, 08/01/21 (ETM)	675	725,274
Series EH-2017, 5.00%, 08/01/21	315	339,085
Series EH-2017, 5.00%, 08/01/21 (ETM)	10	10,745
Series EP, 5.00%, 08/01/22	3,235	3,593,114
Series EY, 5.00%, 10/01/23	2,000	2,299,060

		30,218,989

Idaho — 0.1%
State of Idaho GO, 4.00%, 06/28/19	2,000	2,003,480

Illinois — 4.1%
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	7,200	7,687,296
Series 2015-B, 5.00%, 01/01/20	4,500	4,590,315
Series 2015-B, 5.00%, 01/01/21	500	527,215
Series B, 5.00%, 01/01/20	300	306,021
Series B, 5.00%, 01/01/23	500	558,625
Series B, 6.00%, 01/01/41 (PR 01/01/21)	4,800	5,143,488
Series C, 6.50%, 01/01/41 (PR 01/01/21)	2,000	2,158,320
Illinois State Toll Highway Authority RB
5.00%, 12/01/20	3,300	3,463,713
Series A, 5.00%, 12/01/19	1,000	1,016,680
Series A, 5.00%, 12/01/22	1,000	1,113,220
Series D, 5.00%, 01/01/21	600	631,404
State of Illinois GO
5.00%, 07/01/19	3,990	3,999,536
5.00%, 01/01/20 (AGM)	400	407,144
5.00%, 02/01/20	1,500	1,530,045
5.00%, 08/01/20	1,500	1,552,455
5.00%, 02/01/21	1,500	1,572,495
5.00%, 07/01/21	1,000	1,060,250
5.00%, 10/01/21	1,955	2,086,493
5.00%, 02/01/22	2,675	2,870,409
5.00%, 02/01/23	650	709,475
5.00%, 08/01/23	325	358,501
5.00%, 10/01/23	5,100	5,645,343
5.00%, 12/01/23	1,400	1,555,106

Security	Par (000)	Value

Illinois (continued)
5.00%, 02/01/24	$1,120	$1,244,141
Series A, 5.00%, 12/01/19	5,000	5,078,700
Series A, 5.00%, 12/01/20	1,000	1,044,780
Series A, 5.00%, 12/01/22	1,500	1,642,005
Series A, 5.25%, 05/01/23	1,000	1,106,580
Series B, 5.00%, 10/01/21	1,800	1,921,068
Series B, 5.00%, 10/01/22	1,600	1,744,624
Series D, 5.00%, 11/01/20	3,900	4,065,477
Series D, 5.00%, 11/01/21	6,900	7,380,240
Series D, 5.00%, 11/01/22	12,600	13,765,878
Series D, 5.00%, 11/01/23	4,705	5,217,186

		94,754,228

Indiana — 0.1%
Indiana Finance Authority RB, Series B, 5.00%, 02/01/23	2,350	2,648,591

Iowa — 0.1%
Iowa Finance Authority RB, 5.00%, 08/01/20	560	582,943
State of Iowa RB, Series A, 5.00%, 06/01/28 (PR 06/01/19)	1,520	1,520,000

		2,102,943

Kansas — 0.4%
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	2,770	3,082,539
Series A, 5.00%, 09/01/23	1,000	1,145,880
Series B, 5.00%, 09/01/19	925	933,075
Series B, 5.00%, 09/01/20	1,520	1,587,291
Series B, 5.00%, 09/01/21	1,000	1,078,880
Series C, 5.00%, 09/01/20	920	960,728

		8,788,393
Kentucky — 0.0%
Kentucky Asset Liability Commission RB, First Series, 5.25%, 09/01/19 (NPFGC)	700	706,237

Louisiana — 0.2%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	325	336,450
State of Louisiana GO
Series A, 5.00%, 11/15/19	1,100	1,117,732
Series A, 5.00%, 11/15/20 (Call 05/15/20)	1,000	1,032,980
Series C, 5.00%, 07/15/20	900	935,262
Series C, 5.00%, 07/15/22	290	320,548

		3,742,972

Maryland — 5.4%
County of Baltimore MD GO
4.00%, 03/19/20	6,800	6,940,692
5.00%, 08/01/22	3,500	3,887,450
County of Howard MD GO,
5.00%, 02/15/23	5,000	5,641,700
County of Montgomery MD GO
5.00%, 10/01/21	500	541,110
5.00%, 07/01/22 (Call 07/01/21)	1,100	1,180,707
Series A, 5.00%, 11/01/19	3,630	3,684,014
Series A, 5.00%, 11/01/20	500	525,295
Series A, 5.00%, 07/01/21	2,190	2,351,140
Series A, 5.00%, 07/01/23 (PR 07/01/19)	1,000	1,002,710
Series B, 5.00%, 11/01/21	500	542,555
Series C, 5.00%, 10/01/22	5,170	5,771,271

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
State of Maryland Department of Transportation RB
4.00%, 09/01/19	$1,000	$1,006,330
4.00%, 09/01/21	4,000	4,230,320
5.00%, 09/01/21	875	944,624
5.00%, 10/01/21	2,000	2,164,920
5.00%, 09/01/22	2,000	2,227,680
5.00%, 10/01/22	2,000	2,233,300
5.00%, 02/15/23	3,215	3,630,089
5.00%, 10/01/23	2,250	2,587,455
State of Maryland GO
5.00%, 03/01/20	3,110	3,192,944
First Series, 5.00%, 06/01/19	2,685	2,685,000
First Series, 5.00%, 06/01/21	6,855	7,339,443
First Series, 5.00%, 06/01/22	925	1,022,208
First Series, 5.00%, 06/01/23	325	369,873
First Series B, 5.00%, 03/15/20	2,000	2,056,140
Second Series E, 4.50%, 08/01/20	1,835	1,900,748
Series A, 5.00%, 03/01/21	3,950	4,195,137
Series A, 5.00%, 03/01/22	1,900	2,083,426
Series A, 5.00%, 03/15/22	2,500	2,744,675
Series A, 5.00%, 03/01/23	500	564,905
Series A, 5.00%, 03/15/23	4,860	5,497,146
Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,754,304
Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,000	4,385,920
Series B, 4.00%, 08/01/23	3,875	4,272,187
Series B, 4.50%, 08/01/21	1,000	1,066,090
Series B, 5.00%, 08/01/19	2,900	2,916,675
Series B, 5.00%, 08/01/20	6,000	6,249,360
Series B, 5.00%, 08/01/20 (PR 08/01/19)	1,175	1,181,709
Series B, 5.00%, 08/01/21 (PR 08/01/19)	1,700	1,709,707
Series B, 5.00%, 08/01/22	2,105	2,338,024
Series B, 5.00%, 08/01/23 (PR 08/01/19)	2,285	2,298,047
Series C, 5.00%, 08/01/19	2,400	2,413,800
Series C, 5.00%, 08/01/22	3,625	4,026,288
Series C, 5.00%, 08/01/23	3,835	4,385,629
Series C, 5.25%, 08/01/20	300	313,326

		124,056,073

Massachusetts — 7.3%
Commonwealth of Massachusetts GO,
5.00%, 01/01/24	7,000	8,107,820
Commonwealth of Massachusetts GOL
Series A, 5.00%, 04/01/20	7,400	7,618,818
Series A, 5.00%, 03/01/23	3,350	3,787,476
Series A, 5.00%, 04/01/25 (PR 04/01/21)	1,500	1,596,930
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,193,860
Series A, 5.00%, 04/01/29 (PR 04/01/21)	5,000	5,323,100
Series A, 5.25%, 08/01/19	490	492,999
Series A, 5.25%, 08/01/20 (AGM)	1,700	1,775,310
Series A, 5.25%, 08/01/21	1,000	1,081,540
Series B, 5.00%, 08/01/19	1,650	1,659,454
Series B, 5.00%, 08/01/20	5,000	5,207,200
Series B, 5.00%, 08/01/21	1,000	1,076,240
Series B, 5.00%, 07/01/22	4,300	4,765,346
Series B, 5.00%, 08/01/22	700	777,721
Series B, 5.00%, 07/01/23	2,055	2,346,152
Series B, 5.00%, 06/01/25 (PR 06/01/20)	500	517,715
Series B, 5.25%, 08/01/20	3,830	3,999,669

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.25%, 08/01/21	$675	$730,040
Series B, 5.25%, 08/01/21 (AGM)	1,000	1,081,540
Series B, 5.25%, 09/01/21 (AGM)	255	276,576
Series B, 5.25%, 08/01/22	860	962,108
Series C, 5.00%, 08/01/19	2,000	2,011,460
Series C, 5.00%, 04/01/20	2,000	2,059,140
Series C, 5.00%, 08/01/20	4,895	5,097,849
Series C, 5.00%, 10/01/21	2,000	2,163,980
Series C, 5.00%, 04/01/22	2,200	2,419,318
Series C, 5.00%, 08/01/22	645	716,614
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,430	1,584,855
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	1,300	1,293,097
Series D, 5.00%, 10/01/26 (PR 10/01/21)	3,415	3,695,201
Series D, 5.00%, 08/01/33 (PR 08/01/21)	100	107,626
Series D, 5.50%, 08/01/19	1,490	1,499,715
Series D, 5.50%, 10/01/19 (AMBAC)	2,000	2,026,780
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,500	1,503,030
Series E, 5.00%, 11/01/23	2,900	3,342,975
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,845	3,167,452
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,215	12,530,183
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,670	6,344,957
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/23	4,200	4,796,862
Series A, 5.00%, 07/01/20	1,000	1,038,810
Series A, 5.25%, 07/01/21	500	539,660
Series B, 5.25%, 07/01/20	3,000	3,124,410
Series C, 5.25%, 07/01/19	2,700	2,707,965
Series C, 5.25%, 07/01/21	2,020	2,180,226
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	2,375	2,641,047
5.25%, 08/01/20	475	496,266
Series 2014, 5.00%, 08/01/21	4,130	4,449,455
Series A, 5.25%, 08/01/19	1,100	1,106,809
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,000	1,076,880
Series B-1, 5.00%, 10/15/20	1,510	1,584,624
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/21	5,510	5,941,213
Series A, 5.00%, 08/15/23 (Call 08/15/22)	3,280	3,647,393
Series B, 5.00%, 08/15/19	2,050	2,064,719
Series B, 5.00%, 08/15/20	2,020	2,106,981
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/23 (Call 01/01/20)	2,205	2,249,629
5.00%, 01/01/39 (Put 01/01/23)(b)(c)	3,500	3,907,785
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (Call 08/01/21)	400	430,228
5.50%, 08/01/20 (AGM)	930	974,082
5.50%, 08/01/20 (ETM) (AGM)	30	31,394
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,000	3,122,190
Series B, 5.00%, 08/01/19	2,235	2,247,874
Series B, 5.00%, 08/01/39 (PR 08/01/19)	3,300	3,318,843
Series J, 5.50%, 08/01/20 (ETM) (AGM)	40	41,858
Series J, 5.50%, 08/01/21 (AGM)	2,000	2,175,900

		165,944,949

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 1.1%
Michigan Finance Authority RB
5.00%, 01/01/20 (Call 07/01/19)	$1,075	$1,077,956
5.00%, 07/01/20 (Call 07/01/19)	1,000	1,002,750
5.00%, 01/01/21 (Call 07/01/19)	2,200	2,206,028
5.00%, 07/01/21 (AGM)	1,500	1,606,215
Series A, 5.00%, 07/01/19	11,400	11,431,578
Michigan State Building Authority RB
Series I, 5.00%, 04/15/20	1,000	1,030,530
Series I, 5.00%, 04/15/21	300	319,509
State of Michigan GO
Series A, 5.00%, 12/01/21	350	381,157
Series A, 5.00%, 12/01/22	1,000	1,122,260
State of Michigan RB 5.00%, 03/15/20	1,055	1,083,770
5.00%, 03/15/21	100	106,161
5.00%, 03/15/22	750	821,033
State of Michigan Trunk Line Revenue RB, 5.00%, 11/01/20 (Call 11/01/19)	1,000	1,014,550
University of Michigan RB, 4.00%, 04/01/49 (Put 04/01/24)(b)(c)	1,000	1,124,910

		24,328,407

Minnesota — 1.9%
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	3,185	3,269,944
Series A, 5.00%, 03/01/22	1,275	1,397,005
Series A, 5.00%, 03/01/23	3,075	3,471,767
State of Minnesota GO
5.00%, 08/01/23 (PR 08/01/20)	1,375	1,430,193
5.00%, 10/01/23	4,485	5,153,579
Series A, 5.00%, 08/01/19	4,600	4,626,266
Series D, 5.00%, 08/01/19 (ETM)	15	15,084
Series D, 5.00%, 08/01/20	455	473,801
Series D, 5.00%, 08/01/21	2,000	2,152,480
Series D, 5.00%, 08/01/22	2,920	3,242,280
Series D, 5.00%, 08/01/23	3,250	3,716,635
Series F, 5.00%, 10/01/19	4,500	4,552,830
Series F, 5.00%, 10/01/20	2,215	2,319,570
Series F, 5.00%, 10/01/21	2,095	2,266,769
Series H, 5.00%, 11/01/19	4,000	4,059,040
University of Minnesota RB, Series B, 5.00%, 12/01/21	2,300	2,502,377

		44,649,620

Mississippi — 0.2%
State of Mississippi GO
5.00%, 10/01/20	395	413,490
Series A, 5.00%, 10/01/36 (PR 10/01/21)	2,785	3,013,509
Series C, 5.00%, 10/01/19	1,400	1,416,436
Series F, 5.00%, 11/01/21	750	813,458

		5,656,893

Missouri — 0.7%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	400	427,332
Series A, 5.00%, 05/01/22	1,495	1,647,400
Series A, 5.00%, 05/01/23	1,025	1,163,283
Series A, 5.00%, 05/01/24	2,375	2,773,193
Series B, 5.00%, 05/01/20	3,850	3,976,395
Series B, 5.00%, 05/01/22	1,500	1,652,460

Security	Par (000)	Value

Missouri (continued)
University of Missouri RB, Series A, 5.00%, 11/01/19	$3,465	$3,516,143

		15,156,206

Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	1,015	1,059,934
Omaha Public Power District RB, Series B, 5.00%, 02/01/20	625	639,638

		1,699,572

Nevada — 0.4%
Clark County School District GOL
Series A, 5.00%, 06/15/22	1,750	1,928,518
Series A, 5.00%, 06/15/23	450	509,688
Series B, 5.00%, 06/15/19	1,865	1,867,014
Series B, 5.00%, 06/15/20	2,000	2,070,900
Series B, 5.00%, 06/15/23	100	113,264
Series C, 5.00%, 06/15/22	500	551,005
County of Clark NV GOL, Series A, 5.00%, 11/01/20	1,120	1,176,022

		8,216,411

New Jersey — 4.8%
New Jersey Economic Development Authority RB
5.00%, 06/15/19	$2,500	$2,502,425
5.00%, 03/01/20	1,100	1,125,289
5.00%, 09/01/20	270	280,352
5.00%, 09/01/20 (ETM)	730	760,930
Series A, 4.00%, 07/01/22	2,875	3,029,589
Series B, 5.00%, 11/01/19 (SAP)	1,000	1,013,560
Series B, 5.00%, 11/01/20 (SAP)	1,000	1,043,430
Series B, 5.00%, 11/01/21 (SAP)	1,700	1,825,392
Series BBB, 5.00%, 06/15/22	2,500	2,714,725
Series DDD, 5.00%, 06/15/19	100	100,104
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,065	1,121,605
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	510	536,357
Series II, 5.00%, 03/01/22	325	350,353
Series II, 5.00%, 03/01/23 (Call 03/01/22)	470	505,795
Series K, 5.25%, 12/15/20 (AMBAC)	1,030	1,082,283
Series K, 5.50%, 12/15/19 (AMBAC)	1,500	1,530,375
Series NN, 5.00%, 03/01/21 (SAP)	1,305	1,369,350
Series NN, 5.00%, 03/01/22	1,005	1,083,400
Series NN, 5.00%, 03/01/23	2,000	2,199,680
Series PP, 5.00%, 06/15/19	2,500	2,502,600
Series XX, 5.00%, 06/15/19 (SAP)	750	750,780
Series XX, 5.00%, 06/15/20 (SAP)	250	257,975
Series XX, 5.00%, 06/15/21 (SAP)	2,590	2,750,243
Series XX, 5.00%, 06/15/23 (SAP)	1,040	1,151,322
New Jersey Educational Facilities Authority RB, 5.00%, 07/01/21	3,160	3,398,580
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/35 (PR 01/01/22)	1,105	1,205,257
Series A, 5.00%, 01/01/38 (PR 07/01/22)	10,725	11,879,546
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/19	500	500,520
5.00%, 06/15/19 (SAP)	975	976,014
5.00%, 12/15/23	1,000	1,127,250
5.25%, 12/15/19	2,845	2,898,856

6

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
5.25%, 12/15/21 (NPFGC)	$495	$536,352
Series A, 5.00%, 06/15/20	7,040	7,266,054
Series A, 5.00%, 06/15/21	1,000	1,061,870
Series A, 5.00%, 06/15/22	1,385	1,508,653
Series A, 5.00%, 06/15/23	700	780,080
Series A, 5.25%, 12/15/19	1,000	1,018,930
Series A, 5.25%, 12/15/22	440	489,135
Series A, 5.50%, 12/15/21	3,240	3,530,596
Series A, 5.50%, 12/15/22	6,270	7,023,403
Series A, 5.50%, 12/15/23	4,000	4,604,480
Series A-1, 5.00%, 06/15/19	2,200	2,202,398
Series A-1, 5.00%, 06/15/20	1,850	1,911,124
Series A-1, 5.00%, 06/15/21	200	212,374
Series AA, 5.00%, 06/15/22	110	119,686
Series AA, 5.00%, 06/15/22 (SAP)	810	881,320
Series B, 5.00%, 06/15/20	2,100	2,167,431
Series B, 5.00%, 06/15/21	3,715	3,947,150
Series B, 5.25%, 12/15/23 (AMBAC)	375	427,628
Series B, 5.50%, 12/15/20 (NPFGC)	1,000	1,054,820
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	3,960	4,386,294
Series B, 5.00%, 01/01/20	1,150	1,173,011
Series B, 5.00%, 01/01/23	1,500	1,681,425
Series C, 5.00%, 01/01/20	3,350	3,417,033
State of New Jersey GO
5.00%, 06/01/21	$1,760	$1,878,272
Series H, 5.25%, 07/01/19	1,765	1,769,889
Series Q, 5.00%, 08/15/19	305	307,074
Series Q, 5.00%, 08/15/20	410	426,703

		109,357,122

New Mexico — 0.6%
New Mexico Finance Authority RB
4.00%, 06/15/22	2,000	2,151,200
5.00%, 06/15/19	1,525	1,526,677
5.00%, 06/15/21	1,555	1,667,007
5.00%, 06/15/22	600	663,090
Series A, 5.00%, 06/15/23	1,000	1,137,250
State of New Mexico GO
Series B, 5.00%, 03/01/21	1,500	1,592,565
Series B, 5.00%, 03/01/22	500	548,130
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	1,750	1,798,930
Series B, 4.00%, 07/01/21	1,000	1,052,780
Series B, 4.00%, 07/01/22	845	909,769
Series B, 4.00%, 07/01/23	380	417,734

		13,465,132

New York — 15.8%
City of New York NY GO
5.00%, 04/01/23 (Call 04/01/22)	1,160	1,275,640
Series 1, 5.00%, 08/01/19	7,000	7,040,810
Series A, 5.00%, 08/01/19	8,600	8,650,137
Series A, 5.00%, 08/01/20	5,500	5,731,825
Series A, 5.00%, 08/01/21	5,945	6,400,863
Series A, 5.00%, 08/01/22	7,525	8,360,500
Series A, 5.00%, 08/01/23	2,000	2,289,760
Series A, 5.00%, 08/01/24	600	707,076
Series B, 5.00%, 08/01/19	1,000	1,005,830

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 08/01/20	$520	$541,918
Series B, 5.00%, 08/01/21	4,470	4,812,760
Series C, 5.00%, 08/01/20	8,580	8,941,647
Series C, 5.00%, 08/01/21	2,445	2,632,483
Series C, 5.00%, 08/01/22	725	805,497
Series C, 5.00%, 08/01/23	5,040	5,770,195
Series C, 5.00%, 08/01/24	2,500	2,946,150
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,000	5,637,200
Series E, 5.00%, 08/01/21	1,205	1,297,399
Series E, 5.00%, 08/01/22	250	277,758
Series E, 5.00%, 08/01/23 (Call 08/01/19)	300	301,704
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,000	1,093,970
Series G, 5.00%, 08/01/19	500	502,915
Series G, 5.00%, 08/01/22	750	833,273
Series G, 5.00%, 08/01/23	2,000	2,289,760
Series G-1, 5.00%, 04/01/22	2,000	2,199,380
Series I, 5.00%, 08/01/20	890	927,513
Series I, 5.00%, 08/01/22	2,025	2,249,836
Series J, 5.00%, 08/01/21	425	457,589
Series J, 5.00%, 08/01/22	1,105	1,227,688
Series J, 5.00%, 08/01/23	1,175	1,345,234
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	920	970,370
Series C, 5.00%, 10/01/21	400	432,984
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/22	1,000	1,098,090
Long Island Power Authority RB, Series A, 0.00%, 06/01/21 (AGM)(a)	1,000	967,440
Metropolitan Transportation Authority RB
5.00%, 05/15/22	1,500	1,645,320
Series A-1, 5.00%, 11/15/45 (Put 11/15/20)(b)(c)	2,000	2,093,340
Series A2, 5.00%, 11/15/23	1,065	1,222,109
Series B, 5.00%, 11/15/22	900	1,005,147
Series B, 5.00%, 11/15/23	2,115	2,427,005
Series B, 5.00%, 11/15/34 (PR 11/15/19)	2,000	2,033,140
Series B-4, 5.00%, 11/15/30 (Put 11/15/19)(b)(c)	1,500	1,522,080
Series C, 5.00%, 11/15/19	1,000	1,015,980
Series C, 5.00%, 11/15/21	2,000	2,168,360
Series C, 5.00%, 11/15/22	1,130	1,262,018
Series C-2, 4.00%, 11/15/33 (Put 11/15/20)(b)(c)	500	513,440
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	500	511,305
Series D, 5.00%, 11/15/19	2,035	2,067,520
Series D, 5.00%, 11/15/20	1,860	1,954,209
Series D, 5.00%, 11/15/21	1,000	1,084,180
Series F, 5.00%, 11/15/19	3,450	3,505,131
Series F, 5.00%, 11/15/23 (Call 11/15/22)	760	843,372
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/20 (SAW)	70	72,822
5.00%, 07/15/20 (ETM) (SAW)	430	447,729
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/20	585	614,765
5.00%, 11/01/22	2,175	2,440,241
5.00%, 11/01/22 (Call 05/01/20)	5,520	5,699,676
5.00%, 08/01/23	1,000	1,147,500
5.00%, 11/01/23 (Call 11/01/22)	435	487,426
Series A, 5.00%, 08/01/21	1,000	1,077,800

7

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 08/01/23	$1,000	$1,147,500
Series A-1, 5.00%, 11/01/19	500	507,480
Series A-1, 5.00%, 11/01/21	380	412,908
Series A-1, 5.00%, 08/01/22	3,775	4,202,821
Series A-1, 5.00%, 08/01/23	740	849,150
Series B, 4.50%, 11/01/19	580	587,499
Series B, 5.00%, 11/01/19	4,425	4,491,198
Series B, 5.00%, 11/01/21	445	483,537
Series C, 5.00%, 11/01/19	7,280	7,388,909
Series C, 5.00%, 11/01/20	2,000	2,101,760
Series C, 5.00%, 11/01/21	1,000	1,086,600
Series C, 5.00%, 11/01/23	510	589,555
Series F-1, 5.00%, 05/01/22	305	336,921
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/23	750	859,913
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,125	2,320,925
Series DD, 5.00%, 06/15/22	135	150,046
Series GG, 5.00%, 06/15/20	500	519,295
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/21 (SAW)	775	843,192
New York State Dormitory Authority RB
5.00%, 03/15/22	2,800	3,081,344
5.00%, 03/15/23	3,000	3,402,870
5.00%, 12/15/23 (Call 12/15/22)	3,500	3,936,345
5.00%, 03/15/24	335	392,315
5.50%, 05/15/21 (AMBAC NPFGC)	200	215,454
Series A, 5.00%, 12/15/19	5,200	5,301,660
Series A, 5.00%, 03/15/20	1,340	1,378,136
Series A, 5.00%, 12/15/20	$1,850	$1,952,527
Series A, 5.00%, 02/15/21	7,000	7,429,590
Series A, 5.00%, 03/15/21	11,100	11,814,285
Series A, 5.00%, 12/15/21	700	763,266
Series A, 5.00%, 02/15/22	4,280	4,695,117
Series A, 5.00%, 03/15/22	2,625	2,888,470
Series A, 5.00%, 02/15/23	275	311,152
Series A, 5.00%, 03/15/23	1,050	1,191,834
Series A, 5.00%, 05/15/23 (Call 05/15/22)	300	330,432
Series A, 5.00%, 02/15/24	2,350	2,740,711
Series A, 5.00%, 03/15/24	4,645	5,439,713
Series B, 5.00%, 03/15/20	800	822,768
Series B, 5.00%, 03/15/21	1,720	1,830,682
Series B, 5.00%, 02/15/23	7,750	8,768,815
Series C, 5.00%, 03/15/22	525	577,448
Series C, 5.00%, 03/15/23	3,000	3,405,240
Series D, 5.00%, 02/15/20	7,065	7,244,734
Series D, 5.00%, 02/15/22	2,235	2,451,773
Series D, 5.00%, 02/15/23	5,840	6,607,726
Series D, 5.00%, 02/15/24	1,500	1,749,390
Series E, 5.00%, 03/15/20	3,100	3,188,226
Series E, 5.00%, 03/15/21	2,960	3,150,476
Series E, 5.00%, 03/15/22	555	610,445
Series E, 5.00%, 03/15/23	425	482,073
Series E, 5.00%, 02/15/24	1,105	1,288,717
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/19	2,000	2,002,320
Series A, 5.00%, 06/15/21	3,800	4,088,002
Series A, 5.00%, 06/15/23	3,000	3,440,910

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority RB
4.00%, 02/01/20 (Call 09/15/19)	$5,000	$5,034,450
5.00%, 01/01/22	500	545,955
Series A, 5.00%, 03/15/21 (Call 09/15/20)	850	888,684
Series A, 5.00%, 03/15/23 (Call 09/15/21)	2,445	2,643,999
Series B, 5.50%, 04/01/20 (AMBAC)	3,240	3,350,419
Series J, 5.00%, 01/01/24	500	579,610
Series L, 5.00%, 01/01/21	1,175	1,242,163
Series L, 5.00%, 01/01/23	1,150	1,295,946
New York State Urban Development Corp. RB
5.00%, 03/15/20	2,000	2,056,920
5.00%, 01/01/21 (Call 01/01/20)	650	663,345
5.50%, 03/15/20 (NPFGC)	700	722,631
Series A, 5.00%, 03/15/20	1,000	1,028,460
Series A, 5.00%, 03/15/21	6,500	6,918,275
Series A, 5.00%, 03/15/22	6,045	6,648,895
Series A, 5.00%, 03/15/23	4,150	4,707,304
Series A, 5.00%, 03/15/24	1,100	1,285,977
Series A-2, 5.00%, 01/01/20	1,500	1,530,720
Series C, 5.00%, 03/15/21	4,860	5,172,741
Series C, 5.00%, 12/15/21 (Call 12/15/19)	3,000	3,057,990
Series C, 5.00%, 03/15/24 (Call 03/15/23)	460	521,212
Series D, 5.00%, 03/15/21	340	361,879
Series D, 5.00%, 03/15/22	4,000	4,399,600
Series D, 5.00%, 03/15/24 (Call 03/15/23)	3,000	3,399,210
Series E, 5.00%, 03/15/21	3,225	3,432,529
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,400	1,586,298
Port Authority of New York & New Jersey RB, Series 179, 5.00%, 12/01/21	1,840	2,005,692
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/19	1,200	1,216,308
Series A, 5.00%, 10/15/20	1,425	1,496,620
Series A, 5.00%, 10/15/21	2,835	3,079,519
Series A, 5.00%, 10/15/22	1,000	1,123,930
Series A, 5.00%, 10/15/23	3,360	3,886,781
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23 (Call 11/15/22)	3,705	4,155,083
5.50%, 11/15/21 (NPFGC)	1,685	1,850,871
Series A, 5.00%, 11/15/22	2,635	2,948,486
Series A, 5.00%, 11/15/23 (Call 05/15/23)	1,510	1,721,536
Series B, 5.00%, 11/15/19	2,350	2,389,268
Series B, 5.00%, 11/15/20	1,420	1,494,862
Series E, 5.50%, 11/15/19 (NPFGC)	990	1,008,424

		360,191,576

North Carolina — 3.2%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	5,560	5,774,560
5.00%, 07/01/21	2,705	2,904,602
5.00%, 07/01/23	960	1,096,013
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	695	756,508
County of Wake NC GO
5.00%, 02/01/20	1,675	1,714,564
Series 2010C, 5.00%, 03/01/22	1,360	1,491,689
Series C, 5.00%, 03/01/20	2,895	2,972,007
Series C, 5.00%, 03/01/21	1,075	1,141,532
Series C, 5.00%, 03/01/23	4,865	5,500,320

8

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	$2,350	$2,477,911
Series B, 5.00%, 01/01/21 (ETM)	3,615	3,814,656
State of North Carolina GO
4.00%, 06/01/23	1,000	1,100,230
5.00%, 05/01/21	4,410	4,709,615
5.00%, 06/01/24	2,080	2,437,656
Series 2013-D, 4.00%, 06/01/20	1,000	1,025,820
Series A, 5.00%, 06/01/23	4,000	4,555,640
Series C, 4.00%, 05/01/20	3,780	3,869,397
Series C, 4.00%, 05/01/21	600	629,502
Series C, 5.00%, 05/01/20	3,050	3,149,552
Series C, 5.00%, 05/01/22	2,590	2,855,604
Series D, 4.00%, 06/01/21	825	867,323
Series D, 4.00%, 06/01/22	2,250	2,421,450
Series E, 5.00%, 05/01/20	2,100	2,168,544
State of North Carolina RB
5.00%, 03/01/20	1,000	1,026,220
5.00%, 03/01/21	500	530,405
5.00%, 03/01/22	3,400	3,724,496
5.00%, 03/01/23	1,370	1,544,634
5.00%, 03/01/24	1,000	1,158,750
5.00%, 05/01/29 (PR 05/01/21)	500	533,770
Series C, 5.00%, 05/01/21	2,300	2,455,802
Series C, 5.00%, 05/01/22	3,050	3,362,777

		73,771,549

Ohio — 1.5%
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	2,000	2,076,760
Series 1, 5.00%, 07/01/21	605	649,516
Series 1, 5.00%, 07/01/23	1,205	1,374,700
Series 2017-1, 5.00%, 04/01/24	7,000	8,151,080
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	1,370	1,490,546
5.00%, 06/01/22	2,000	2,210,180
5.00%, 06/01/23	3,925	4,468,573
5.00%, 12/01/23	680	785,427
State of Ohio GO
5.00%, 02/01/29 (PR 08/01/21)	500	538,130
Series A, 5.00%, 09/15/21	3,225	3,483,710
Series A, 5.00%, 12/15/23	4,205	4,856,312
Series C, 5.00%, 09/15/21	1,000	1,080,220
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	635	699,726
State of Ohio RB
Series 1, 5.00%, 12/15/22	1,000	1,122,460
Series B, 5.00%, 12/15/19	1,000	1,019,120

		34,006,460

Oklahoma — 0.0%
Oklahoma Turnpike Authority RB, 4.00%, 01/01/23	250	271,753

Oregon — 0.8%
City of Portland OR Sewer System Revenue RB 5.00%, 06/15/23	2,000	2,277,040
Series A, 5.00%, 06/01/19	1,235	1,235,000
Series A, 5.00%, 06/01/20	1,400	1,450,022
Series A, 5.00%, 06/01/21	1,000	1,070,670
Series B, 5.00%, 06/15/22	2,000	2,210,920

Security	Par (000)	Value

Oregon (continued)
Multnomah County School District No. 1 Portland/OR GO,
Series B, 5.00%, 06/15/20 (GTD)	$4,000	$4,147,640
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,000	2,265,940
Series C, 5.00%, 04/01/24	500	582,475
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/22	1,000	1,120,050
Series A, 5.00%, 11/15/23	1,855	2,139,019
State of Oregon GO, 5.00%, 05/01/23	100	113,614

		18,612,390

Pennsylvania — 3.8%
City of Philadelphia PA GO, 5.00%, 08/01/23	250	283,295
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 01/01/21	200	210,982
Series A, 5.00%, 01/01/20	400	408,096
Commonwealth of Pennsylvania GO
5.00%, 03/15/20	1,000	1,027,830
5.00%, 04/01/21	2,000	2,128,880
5.00%, 09/15/23	1,500	1,712,685
5.00%, 06/01/25 (PR 06/01/22)	3,605	3,982,804
First Series, 5.00%, 06/01/19	1,000	1,000,000
First Series, 5.00%, 06/01/20	825	854,147
First Series, 5.00%, 07/01/20	1,225	1,271,881
First Series, 5.00%, 03/15/21	1,000	1,062,890
First Series, 5.00%, 07/01/21	1,000	1,071,880
First Series, 5.00%, 08/15/21	1,600	1,721,600
First Series, 5.00%, 04/01/22	1,500	1,643,400
First Series, 5.00%, 07/01/22	1,395	1,539,745
First Series, 5.00%, 08/15/22	2,000	2,215,400
First Series, 5.00%, 01/01/23	2,675	2,994,582
First Series, 5.00%, 04/01/23	2,000	2,254,780
First Series, 5.00%, 01/01/24	2,000	2,302,140
First Series, 5.00%, 03/01/24	450	520,322
First Series, 5.00%, 07/01/24	640	746,656
Second Series, 5.00%, 07/01/19	3,100	3,108,370
Second Series, 5.00%, 09/15/20	2,135	2,232,164
Second Series, 5.00%, 01/15/21	3,500	3,699,745
Second Series, 5.00%, 09/15/21	3,000	3,236,430
Second Series, 5.00%, 01/15/22	4,385	4,773,818
Second Series, 5.00%, 10/15/23	495	566,488
Third Series, 5.38%, 07/01/19 (NPFGC)	1,000	1,002,980
Delaware River Port Authority RB
5.00%, 01/01/21	750	790,822
5.00%, 01/01/23	1,000	1,120,950
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20 (Call 07/01/19)	1,120	1,123,013
5.00%, 01/01/21 (Call 06/21/19)	625	626,050
Series A, 5.00%, 07/01/19	5,315	5,329,404
Series B, 5.00%, 01/01/20 (Call 07/01/19)	720	721,937
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20	500	517,465
6.00%, 12/01/36 (PR 12/01/20)	3,960	4,225,518
Series B, 5.25%, 06/01/22 (PR 06/01/19)	6,000	6,000,000
Series B, 5.75%, 06/01/39 (PR 06/01/19)	5,000	5,000,000
Series B-1, 5.00%, 12/01/37 (PR 12/01/19)	4,650	4,731,514
Series D, 5.13%, 12/01/40 (PR 12/01/19)	2,000	2,036,280
Series D, 5.50%, 12/01/41 (PR 12/01/19)	5,000	5,099,850

		86,896,793

9

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island — 0.0%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/19	$500	$500,535

South Carolina — 0.3%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/41 (PR 01/01/21)	1,055	1,114,122
Greenville County School District RB
4.63%, 12/01/20 (AGC)	325	340,321
5.50%, 12/01/19	2,000	2,040,240
State of South Carolina GO, Series A,
5.00%, 06/01/19	3,000	3,000,000

		6,494,683

Tennessee — 1.0%
City of Memphis TN GO, Series D, 5.00%, 07/01/22
(Call 07/01/20)	2,000	2,076,740
County of Shelby TN GO
Series A, 5.00%, 04/01/20	1,500	1,544,355
Series A, 5.00%, 03/01/23	500	564,905
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	1,165	1,291,076
5.00%, 07/01/23	1,000	1,140,830
5.00%, 07/01/23 (Call 07/01/22)	965	1,068,506
5.00%, 01/01/24	3,000	3,468,990
Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,750	5,333,585
State of Tennessee GO
Series A, 5.00%, 08/01/19	500	502,880
Series A, 5.00%, 08/01/20	375	390,540
Series A, 5.00%, 08/01/21	4,000	4,306,720
Series A, 5.00%, 08/01/22	400	444,412

		22,133,539

Texas — 7.1%
Central Texas Regional Mobility Authority RB, Series B, 5.00%, 01/01/45 (Put 01/07/21)(b)(c)	500	516,980
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)(a)	3,375	3,247,425
Series A, 5.00%, 08/15/42 (Put 04/01/20)(b)(c)	1,450	1,488,033
City of Dallas TX GOL
5.00%, 02/15/21	1,600	1,693,744
Series A, 5.00%, 02/15/20	1,295	1,326,469
City of Garland TX GOL, 5.00%, 02/15/21	1,005	1,064,928
City of Houston TX Combined Utility System Revenue RB
5.00%, 05/15/24	3,365	3,933,416
Series C, 5.00%, 05/15/20	1,000	1,033,850
City of Houston TX GOL
Series A, 5.00%, 03/01/20 (Call 07/01/19)	40	40,106
Series A, 5.00%, 03/01/23	1,500	1,687,125
City of San Antonio Texas Electric & Gas Systems Revenue RB
3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,500	1,528,380
5.00%, 02/01/20	7,890	8,073,758
5.00%, 02/01/21	3,000	3,173,310
5.00%, 02/01/22	3,565	3,895,083
5.25%, 02/01/24	3,885	4,538,807
Series B, 2.00%, 02/01/33 (Put 12/01/21)(b)(c)	500	502,255
City of San Antonio Texas GOL, 5.00%, 02/01/20	1,500	1,535,130

Security	Par (000)	Value

Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue
RB, 5.00%, 02/01/21	$1,500	$1,586,655
County of Harris TX GO, Series C, 5.25%, 08/15/19 (AGM)	1,000	1,007,510
County of Harris TX GOL, 5.00%, 10/01/21 (Call 10/01/20)	135	141,350
Cypress-Fairbanks Independent School District GO
Series A-3, 3.00%, 02/15/43 (Put 08/17/20) (PSF)(b)(c)	810	824,029
Series B-3, 4.00%, 02/15/40 (Put 08/15/19) (PSF)(b)(c)	500	502,400
Fort Worth Independent School District GO 5.00%, 02/15/20 (PSF)	3,470	3,556,542
5.00%, 02/15/21 (PSF)	1,325	1,404,699
Grand Parkway Transportation Corp. RB, Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	2,075	2,350,747
Houston Independent School District GOL
2.25%, 06/01/39 (Put 06/01/22) (PSF)(b)(c)	1,000	1,018,600
5.00%, 02/15/22 (PSF)	1,780	1,946,661
Series A, 5.00%, 02/15/21 (PSF)	1,750	1,855,262
Series A-2, 3.00%, 06/01/39 (Put 06/01/19) (PSF)(b)(c)	2,000	2,000,000
Leander Independent School District GO, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	4,000	1,252,640
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	1,350	1,276,263
Series A, 5.00%, 08/15/20 (PSF)	5,000	5,213,450
Mesquite Independent School District GO, Series E, 5.00%, 08/15/20 (PSF)	100	104,269
North Texas Tollway Authority RB
6.00%, 01/01/38 (PR 01/01/21)	4,825	5,162,412
Series A, 5.00%, 01/01/20	1,750	1,785,227
Series A, 5.00%, 01/01/21	500	527,295
Series A, 5.00%, 01/01/22	2,250	2,447,820
Series A, 5.00%, 01/01/23	1,200	1,342,920
Series A, 5.50%, 09/01/36 (PR 09/01/21)	1,000	1,087,830
Series B, 5.00%, 01/01/23	250	279,775
Series D, 5.00%, 09/01/28 (PR 09/01/21)	2,500	2,692,125
Series D, 5.00%, 09/01/32 (PR 09/01/21)	5,320	5,728,842
Series D, 5.25%, 09/01/27 (PR 09/01/21)	2,540	2,749,144
Northside Independent School District GO
1.45%, 06/01/47 (Put 06/01/20) (PSF)(b)(c)	1,000	999,120
2.75%, 08/01/48 (Put 08/01/23) (PSF)(b)(c)	1,000	1,040,710
Plano Independent School District GO, Series B, 5.00%, 02/15/21 (PSF)	2,325	2,464,035
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	1,000	1,155,860
San Antonio Water System RB, Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	800	806,096
State of Texas GO
5.00%, 10/01/19	7,660	7,750,694
5.00%, 04/01/20	735	756,859
5.00%, 10/01/20	1,335	1,398,573
5.00%, 04/01/21	250	266,298
5.00%, 10/01/21	3,000	3,246,660
5.00%, 04/01/22	1,200	1,319,268
5.00%, 10/01/22	4,440	4,956,372
5.00%, 04/01/23	1,925	2,178,657
Series A, 5.00%, 10/01/19	1,000	1,011,840

10

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
State of Texas RB, 4.00%, 08/29/19	$3,000	$3,017,970
Texas State University System RB
Series A, 5.00%, 03/15/20	1,000	1,027,830
Series A, 5.00%, 03/15/21	1,250	1,327,463
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/20	9,500	9,952,390
5.00%, 10/01/21	1,120	1,211,560
5.00%, 10/01/22	2,000	2,231,220
Series A, 5.00%, 10/01/19	750	758,880
Series A, 5.00%, 04/01/21	2,615	2,785,472
Series A, 5.00%, 04/01/22	2,050	2,252,560
Series A, 5.00%, 04/01/23	2,215	2,507,757
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	1,000	1,112,340
Series A, 5.00%, 08/15/23	3,000	3,437,220
Series B, 5.00%, 08/15/19	985	992,053
Series B, 5.00%, 08/15/20	1,000	1,042,940
Series B, 5.00%, 08/15/22	2,125	2,363,722
Series B, 5.38%, 08/15/23	605	702,387
Series D, 5.00%, 08/15/21	3,400	3,665,302
Series D, 5.00%, 08/15/24	2,000	2,356,160
Series I, 5.00%, 08/15/21	750	808,523

		162,028,057

Utah — 1.3%
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	2,000	2,210,060
State of Utah GO
5.00%, 07/01/22	2,400	2,660,496
5.00%, 07/01/23	380	433,838
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	2,660	2,855,138
Series A, 4.00%, 07/01/21	1,000	1,054,040
Series A, 5.00%, 07/01/20	2,800	2,907,464
Series A, 5.00%, 07/01/26 (PR 07/01/21)	6,430	6,901,705
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	10,000	11,440,400

		30,463,141

Virginia — 2.6%
Commonwealth of Virginia GO
4.00%, 06/01/23	1,000	1,101,450
5.00%, 06/01/23	715	815,214
Series D, 5.00%, 06/01/19	690	690,000
County of Fairfax VA GO
5.00%, 04/01/24 (SAW)	5,000	5,837,450
Series B, 5.00%, 10/01/22 (SAW)	250	279,508
Series B, 5.00%, 04/01/23 (SAW)	4,000	4,536,680
County of Loudoun VA GO, Series B, 5.00%, 11/01/19	1,980	2,009,878
Virginia College Building Authority RB
5.00%, 02/01/21	450	476,609
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,100	1,240,305
Series E, 5.00%, 02/01/23	2,500	2,816,675
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,000	1,147,610
5.00%, 09/15/23 (PR 03/15/23)	2,700	3,055,563
5.00%, 03/15/24	1,000	1,164,000
5.00%, 05/15/25 (PR 05/15/21) (SAP)	3,000	3,206,730
5.00%, 05/15/27 (PR 05/15/21) (SAP)	5,000	5,344,550

Security	Par (000)	Value

Virginia (continued)
5.00%, 05/15/32 (PR 05/15/21) (SAP)	$1,250	$1,336,138
5.00%, 05/15/34 (PR 05/15/21) (SAP)	1,055	1,127,700
Series A, 5.00%, 05/15/23	725	824,035
Virginia Public Building Authority RB, 4.00%, 08/01/28 (PR 08/01/23)	8,675	9,575,552
Virginia Public School Authority RB
4.00%, 08/01/19 (SAW)	1,120	1,124,670
4.00%, 08/01/20 (SAW)	2,500	2,575,275
5.00%, 08/01/20	5,000	5,207,800
5.00%, 08/01/22 (SAW)	2,895	3,215,476
Series C, 5.00%, 08/01/22 (Call 08/01/19) (SAW)	1,240	1,246,981

		59,955,849

Washington — 3.3%
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 02/01/20	1,500	1,535,430
Energy Northwest RB
Series A, 5.00%, 07/01/19	5,815	5,830,759
Series A, 5.00%, 07/01/20	2,120	2,201,366
Series A, 5.00%, 07/01/21	4,375	4,695,994
Series A, 5.00%, 07/01/22	1,195	1,323,558
Series A, 5.00%, 07/01/22 (Call 07/01/21)	2,205	2,366,296
Series A, 5.00%, 07/01/23	1,325	1,512,156
Series A, 5.00%, 07/01/23 (Call 07/01/21)	1,755	1,882,641
State of Washington GO
4.00%, 07/01/19	2,000	2,004,020
5.00%, 07/01/19	3,650	3,660,037
5.00%, 02/01/20	1,000	1,023,620
5.00%, 07/01/23	380	433,515
5.00%, 07/01/23 (Call 07/01/22)	1,200	1,329,480
5.00%, 08/01/23	2,000	2,287,160
5.00%, 07/01/24 (Call 07/01/23)	4,020	4,586,137
Series 2010-B, 5.00%, 08/01/34 (PR 08/01/19)	1,500	1,508,565
Series 2010E, 5.00%, 02/01/20	2,500	2,559,050
Series 2011A, 5.00%, 08/01/33 (PR 08/01/20)	4,000	4,165,280
Series 2016-A, 5.00%, 07/01/21	2,250	2,415,082
Series A, 5.00%, 08/01/29 (PR 08/01/21)	200	215,252
Series B, 5.00%, 07/01/22	2,800	3,101,224
Series B, 5.00%, 07/01/23	1,160	1,323,363
Series C, 5.00%, 07/01/23 (Call 07/01/20)	2,505	2,601,117
Series C, 5.50%, 07/01/23	715	803,231
Series R, 5.00%, 07/01/23	5,000	5,704,150
Series R-2011A, 5.00%, 01/01/21	1,000	1,056,040
Series R-2011B, 5.00%, 07/01/20	520	540,015
Series R-2012C, 5.00%, 07/01/20	1,000	1,038,490
Series R-2015, 5.00%, 07/01/20	470	488,090
Series R-2015, 5.00%, 07/01/21	1,000	1,073,370
Series R-2015-C, 5.00%, 07/01/20	1,000	1,038,490
Series R-2015E, 5.00%, 07/01/20	2,250	2,336,603
Series R-2017A, 5.00%, 08/01/21	1,625	1,748,890
State of Washington RB
5.00%, 09/01/19	500	504,300
5.00%, 09/01/20	1,010	1,054,066
5.00%, 09/01/21	710	765,515
Series F, 5.00%, 09/01/20	1,045	1,090,593
Series F, 5.00%, 09/01/22	1,405	1,561,629

		75,364,574

11

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 2.2%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, Series 1, 5.00%, 06/01/20, (ETM)	$3,060	$3,165,325
State of Wisconsin GO
5.00%, 11/01/20	4,500	4,726,350
5.00%, 05/01/22 (Call 05/01/21)	1,000	1,067,580
5.00%, 05/01/24 (Call 05/01/23)	115	130,515
Series 1, 5.00%, 05/01/20	1,000	1,032,550
Series 1, 5.00%, 11/01/20	465	488,390
Series 1, 5.00%, 05/01/21	1,950	2,081,703
Series 1, 5.00%, 11/01/21	2,000	2,169,720
Series 1, 5.00%, 05/01/23	2,000	2,269,820
Series 1, 5.00%, 11/01/23	940	1,082,278
Series 2, 5.00%, 11/01/19	2,175	2,207,190
Series 2, 5.00%, 11/01/20	5,000	5,251,500
Series 2, 5.00%, 11/01/21	2,000	2,169,720
Series 2, 5.00%, 11/01/22	3,500	3,914,365
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	225	244,094
Series 4, 5.00%, 05/01/20	3,750	3,872,062
State of Wisconsin RB, 5.00%, 05/01/22	6,000	6,609,840
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/21	2,250	2,415,555
Series 1, 5.00%, 07/01/22	1,765	1,954,314
Series A, 5.00%, 07/01/20 (AGM)	2,120	2,201,811
Series I, 5.00%, 07/01/19 (NPFGC)	1,415	1,418,849
Series I, 5.00%, 07/01/20 (NPFGC)	960	997,046

		51,470,577

Total Municipal Debt Obligations — 99.2% (Cost: $2,248,036,281)		2,266,097,648

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash,
1.36%(d)(e)	2,167	$2,167,665

Total Short-Term Investments — 0.1% (Cost: $2,167,366)		2,167,665

Total Investments in Securities — 99.3% (Cost: $2,250,203,647)		2,268,265,313

Other Assets, Less Liabilities — 0.7%		16,832,602

Net Assets — 100.0%		$2,285,097,915

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	1,972	195	2,167	$2,167,665	$43,629	$842	$(86)

12

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Short-Term National Muni Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$2,266,097,648	$—	$2,266,097,648
Money Market Funds	2,167,665	—	—	2,167,665

	$2,167,665	$2,266,097,648	$—	$2,268,265,313

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding

13